Average Annual Total Returns - LVIP Delaware US Growth Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Growth Index 1 year		Russell 1000® Growth Index 5 years		Russell 1000® Growth Index 10 years
Total	44.13%	16.70%	15.80%	43.69%	16.37%	15.51%	38.49%	[1]	21.00%	[1]	17.21%	[1]

[1]	Index Returns are based on November 15, 1999 inception date of the Predecessor Fund.